Share Capital and Preference Shares - Dividend Distribution (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	Jul. 01, 2022	May 12, 2022	May 10, 2022	Apr. 01, 2022	Mar. 09, 2022	Mar. 01, 2022	Feb. 23, 2022	Jun. 30, 2022
Share Capital and Preference Shares
Dividend amount paid								$ 33,648
Common shares
Share Capital and Preference Shares
Dividend per share (in dollars per share)			$ 0.15				$ 0.15
Dividend amount paid		$ 14,308				$ 14,308
Preference shares
Share Capital and Preference Shares
Dividend per share (in dollars per share)			$ 0.546875		$ 0.546875
Dividend amount paid	$ 2,516			$ 2,516